5. Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
DisclosureLoansAndAllowanceForLoanLossesTablesAbstract
Composition of net loans
	2015	2014
Real Estate Secured:
Residential 1-4 family	$194,287	$186,829
Multifamily	23,895	21,131
Construction and Land Loans	19,163	18,518
Commercial, Owner Occupied	73,031	70,748
Commercial, Non-owner occupied	38,025	32,173
Second mortgages	8,169	8,075
Equity lines of credit	6,000	6,499
Farmland	11,283	8,246
	373,853	352,219

Secured (other) and unsecured
Personal	20,775	20,901
Commercial	35,144	31,586
Agricultural	2,959	2,683
	58,878	55,170

Overdrafts	139	285

	432,870	407,674
Less:
Allowance for loan losses	5,654	5,477
Net deferred fees	787	677
	6,441	6,154

Loans, net	$426,429	$401,520

Analysis of past due loans

The following table is an analysis of past due loans as of December 31, 2015:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,193	$1,580	$2,545	$8,318	$185,969	$194,287	$—
Equity lines of credit	24	—	17	41	5,959	6,000	—
Multifamily	—	—	—	—	23,895	23,895	—
Farmland	56	7	303	366	10,917	11,283	—
Construction, Land Development, Other Land Loans	49	61	37	147	19,016	19,163	—
Commercial Real Estate- Owner Occupied	514	485	5,014	6,013	67,018	73,031	—
Commercial Real Estate- Non Owner Occupied	—	—	—	—	38,025	38,025	—
Second Mortgages	88	37	5	130	8,039	8,169	—
Non Real Estate Secured
Personal	264	141	163	568	20,346	20,914	—
Commercial	590	217	366	1,173	33,971	35,144	—
Agricultural	45	—	—	45	2,914	2,959	—

Total	$5,823	$2,528	$8,450	$16,801	$416,069	$432,870	$—

The following table is an analysis of past due loans as of December 31, 2014:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,521	$3,001	$2,884	$10,406	$176,423	$186,829	$—
Equity lines of credit	45	—	—	45	6,454	6,499	—
Multifamily	1,252	—	—	1,252	19,879	21,131	—
Farmland	208	—	477	685	7,561	8,246	—
Construction, Land Development, Other Land Loans	417	31	168	616	17,902	18,518	—
Commercial Real Estate- Owner Occupied	2,193	790	2,344	5,327	65,421	70,748	—
Commercial Real Estate- Non Owner Occupied	225	85	1,547	1,857	30,316	32,173	—
Second Mortgages	107	51	134	292	7,783	8,075	—
Non Real Estate Secured
Personal	404	105	233	742	20,444	21,186	22
Commercial	720	49	447	1,216	30,370	31,586	—
Agricultural	3	—	—	3	2,680	2,683	—

Total	$10,095	$4,112	$8,234	$22,441	$385,233	$407,674	$22

Schedule of non-accrual loans

The following is a summary of non-accrual loans at December 31, 2015:

Amount
Real Estate Secured
Residential 1-4 Family	$2,675
Multifamily	—
Construction and Land Loans	71
Commercial-Owner Occupied	5,856
Commercial- Non Owner Occupied	—
Second Mortgages	5
Equity Lines of Credit	17
Farmland	303
Secured (other) and Unsecured
Personal	163
Commercial	366
Agricultural	—
Total	$9,456

The following is a summary of non-accrual loans at December 31, 2014:

Amount
Real Estate Secured
Residential 1-4 Family	$3,401
Multifamily	—
Construction and Land Loans	168
Commercial-Owner Occupied	5,259
Commercial- Non Owner Occupied	1,547
Second Mortgages	134
Equity Lines of Credit	—
Farmland	477
Secured (other) and Unsecured
Personal	211
Commercial	447
Agricultural	—

Total	$11,644

Credit Risk Profile by Internally Assigned Grade

Credit Risk Profile by Internally Assigned Grade –December 31, 2015

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$25,939	$—	$25	$3,036	$2,870	$1,481
Satisfactory	109,993	20,271	6,323	7,406	38,926	19,979
Acceptable	46,639	1,811	3,922	6,420	21,671	12,157
Special Mention	3,133	792	195	397	2,552	2,523
Substandard	8,583	1,021	818	1,904	7,012	1,885
Doubtful	—	—	—	—	—	—

Total	$194,287	$23,895	$11,283	$19,163	$73,031	$38,025

Credit Risk Profile by Internally Assigned Grade –December 31, 2014

Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	$29,494	$6	$37	$3,278	$4,159	$874
Satisfactory	100,767	16,326	3,090	8,091	31,018	15,052
Acceptable	44,021	2,719	4,080	4,745	20,987	12,223
Special Mention	2,640	828	198	2,231	3,994	2,108
Substandard	9,907	1,252	841	173	10,590	1,916
Doubtful	—	—	—	—	—	—

Total	$186,829	$21,131	$8,246	$18,518	$70,748	$32,173

Credit Risk Profile based on payment activity

Credit Risk Profile based on payment activity – December 31, 2015

	Consumer - Non Real Estate	Equity Line of Credit /Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$20,751	$14,147	$34,778	$2,959
Nonperforming (>90 days past due)	163	22	366	—

Total	$20,914	$14,169	$35,144	$2,959

Credit Risk Profile based on payment activity - December 31, 2014

	Consumer - Non Real Estate	Equity Line of Credit / Second Mortgages	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$20,953	$14,440	$31,339	$2,683
Nonperforming (>90 days past due)	233	134	447	—

Total	$21,186	$14,574	$31,586	$2,683

Impaired loans

The following tables reflect the Bank’s impaired loans at December 31, 2015 and December 31, 2014:

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,078	$7,078	$—	$7,533	$247
Equity lines of credit	51	51	—	38	2
Multifamily	1,021	1,021	—	1,137	60
Farmland	816	816	—	829	38
Construction, Land Development, Other Land Loans	1,547	1,547	—	1,643	92
Commercial Real Estate- Owner Occupied	5,569	5,569	—	7,379	132
Commercial Real Estate- Non Owner Occupied	—	—	—	—	—
Second Mortgages	398	398	—	508	14
Non Real Estate Secured
Personal	68	68	—	61	4
Commercial	315	315	—	338	13
Agricultural	—	—	—	—	—

Total	$16,863	$16,863	$—	$19,466	$602

December 31, 2015	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$1,846	$1,846	$249	$2,497	$93
Equity lines of credit	—	—	—	—	—
Multifamily	—	—	—	—	—
Farmland	—	—	—	—	—
Construction, Land Development, Other Land Loans	446	446	32	406	25
Commercial Real Estate- Owner Occupied	2,119	2,119	799	1,761	9
Commercial Real Estate- Non Owner Occupied	1,885	1,885	290	1,901	56
Second Mortgages	18	18	10	9	1
Non Real Estate Secured
Personal	114	114	45	184	4
Commercial	670	670	512	736	28
Agricultural	—		—	4	—

Total	$7,098	$7,098	$1,937	$7,498	$216

December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no Related Allowance
Real Estate Secured
Residential 1-4 family	$7,988	$7,988	$—	$7,015	$256
Equity lines of credit	24	24	—	194	1
Multifamily	1,252	1,252	—	626	21
Farmland	842	842	—	663	32
Construction, Land Development, Other Land Loans	1,738	1,738	—	1,716	64
Commercial Real Estate- Owner Occupied	9,188	9,392	—	7,291	262
Commercial Real Estate- Non Owner Occupied	—	—	—	3,227	—
Second Mortgages	618	618	—	340	20
Non Real Estate Secured
Personal	54	54	—	53	3
Commercial	361	361	—	229	20
Agricultural	—	—	—	—	—

Total	$22,065	$22,269	$—	$21,354	$679

December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,148	$3,148	$586	$3,087	$125
Equity lines of credit	—	—	—	19	—
Multifamily	—	—	—	—	—
Farmland	—	—	—	100	—
Construction, Land Development, Other Land Loans	366	366	20	183	13
Commercial Real Estate- Owner Occupied	1,403	1,403	143	2,466	56
Commercial Real Estate- Non Owner Occupied	1,916	1,916	322	3,249	31
Second Mortgages	—	—	—	28	—
Non Real Estate Secured
Personal	253	253	188	193	7
Commercial	802	802	540	863	28
Agricultural	7	7	7	94	1

Total	$7,895	$7,895	$1,806	$10,282	$261

Troubled debt restructurings

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2015.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Oustanding Recorded Investment

Residential 1-4 family	1	$188	$188
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	2,203	2,203
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	68	68
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	4	$2,459	$2,459

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$863	$863
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,547	1,547
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,410	$2,410

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$131	$131
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	35	35
Commercial Real Estate- Owner Occupied	1	847	847
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	$1,013	$1,013
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstaniding Recorded Investment
Total Restructurings	9	$5,882	$5,882

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2015	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2014.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	$1,252	$1,252
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	1,395	1,395
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$2,647	$2,647

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	1	$879	$879
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied	1	707	707
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	$1,586	$1,586

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family	6	$1,217	$1,217
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	2,114	2,114
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	1	129	129

Total	8	3,460	3,460
Troubled Debt Restructurings All	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Total Restructurings	12	$7,693	$7,693

Troubled Debt Restructurings that subsequently defaulted during the twelve months ended December 31, 2014	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total

Allowance for loan losses and the recorded investment in loans by loan category

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2015 and December 31, 2014.

Twelve months ended December 31, 2015	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2014	$995	$20	$87	$409	$1,063	$67	$74	$12	$665	$982	$1,103	$5,477
Provision for Credit Losses	16	(20)	(79)	634	(309)	(21)	(95)	(8)	759	152	440	1,469
Charge-offs	360	—	12	407	12	3	—	—	796	257	—	1,847
Recoveries	(3)	—	(41)	(376)	(6)	—	(41)	(3)	(76)	(9)	—	(555)
Net Charge-offs	357	—	(29)	31	6	3	(41)	(3)	720	248	—	1,292
Ending Balance December 31, 2015	654	—	37	1,012	748	43	20	7	704	886	1,543	5,654
Ending Balance: Individually evaluated for impairment	249	—	32	799	290	10	—	—	45	512		1,937
Ending Balance: Collectively Evaluated for Impairment	405	—	5	213	458	33	20	7	659	374	1,543	3,717
Loans:
Ending Balance: Individually Evaluated for Impairment	8,924	1,021	1,993	7,688	1,885	416	51	816	182	985	—	23,961
Ending Balance: Collectively Evaluated for Impairment	185,363	22,874	17,170	65,343	36,140	7,753	5,949	10,467	20,732	37,118	—	408,909
Ending Balance: December 31, 2015	$194,287	$23,895	$19,163	$73,031	$38,025	$8,169	$6,000	$11,283	$20,914	$38,103	—	$432,870

Twelve months ended December 31, 2014	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2013	$975	$143	$230	$1,029	$1,415	$153	$50	$65	$483	$1,264	$1,018	$6,825
Provision for Credit Losses	277	(123)	(142)	(407)	886	(61)	140	(53)	636	86	85	1,324
Charge-offs	258	—	18	345	1,239	25	116	—	544	407	—	2,952
Recoveries	(1)	—	(17)	(132)	(1)	—	—	—	(90)	(39)	—	(280)
Net Charge-offs	257	—	1	213	1,238	25	116	—	454	368	—	2,672
Ending Balance December 31, 2014	995	20	87	409	1,063	67	74	12	665	982	1,103	5,477
Ending Balance: Individually evaluated for impairment	586	—	20	143	322	—	—	—	188	547	—	1,806
Ending Balance: Collectively Evaluated for Impairment	409	20	67	266	741	67	74	12	477	435	1,103	3,671
Loans:
Ending Balance: Individually Evaluated for Impairment	11,136	1,252	2,104	10,591	1,916	618	24	842	592	1,170	—	30,245
Ending Balance: Collectively Evaluated for Impairment	175,693	19,879	16,414	60,157	30,257	7,457	6,475	7,404	20,594	33,099	—	377,429
Ending Balance: December 31, 2014	$186,829	$21,131	$18,518	$70,748	$32,173	$8,075	$6,499	$8,246	$21,186	$34,269	—	$407,674